Related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Compensation for Key Management and Non-executive Directors
Compensation for key management and non-executive directors recognized during the year comprised (in USD thousands):

	December 31,
	2024	2023	2022
Salaries and other short-term employee benefits	$4,206	$4,234	$3,782
Pension costs	253	228	196
Share-based compensation expense	12,327	10,597	8,936
Total	$16,786	$15,059	$12,914